UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-09174

Aegis Value Fund, Inc.

(Exact name of registrant as specified in charter)

1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

(Address of principal executive offices) (Zip code)

Aegis Financial Corp.
1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

(Name and address of agent for service)

Registrant's telephone number, including area code:   (703) 528-7788

Date of fiscal year end:      8/31

Date of reporting period:   5/31/2010

Item 1.  SCHEDULE OF INVESTMENTS.

Aegis Value Fund
Schedule of Portfolio Investments
May 31, 2010
(Unaudited)

	Shares	Value
Common Stock - 97.6%
Consumer Discretionary - 25.5%
Auto Components - 2.7%
Dana Holding Corp.(1)	237,554	$2,579,836
Superior Industries International, Inc.	128,791	1,906,107
		4,485,943

Distributors - 3.8%
Audiovox Corp. Class A(1)	520,475	4,252,281
Core-Mark Holding Co., Inc.(1)	81,044	2,194,671
		6,446,952

Hotels, Restaurants & Leisure - 2.2%
Bowl America, Inc. Class A	9,481	120,930
Century Casinos, Inc.(1)	753,320	1,717,569
Frisch's Restaurants, Inc.	18,486	387,282
J. Alexander's Corp.(1)	120,010	607,251
Luby's, Inc.(1)	230,603	903,964
		3,736,996

Household Durables - 3.7%
Bassett Furniture Industries, Inc.(1)(2)	1,040,831	5,547,629
Coachmen Industries, Inc.(1)(2)	814,617	680,205
		6,227,834

Leisure Equipment & Products - 0.6%
Head N.V.(1)(3)	1,776,700	1,002,923

Media - 0.4%
Fisher Communications, Inc.(1)	48,668	705,686

Multiline Retail - 2.7%
Dillard's, Inc. Class A	17,000	487,730
Duckwall-ALCO Stores, Inc.(1)(2)	233,178	4,075,952
		4,563,682

Specialty Retail - 2.1%
Books-A-Million, Inc.	408,457	2,879,622
Hastings Entertainment, Inc.(1)	56,277	423,766
PEP Boys - Manny, Moe & Jack	21,200	261,396
		3,564,784

Textiles, Apparel & Luxury Goods - 7.3%
Delta Apparel, Inc.(1)(2)	531,841	8,961,521
Tandy Brands Accessories, Inc.(1)(2)	348,892	1,385,101
Unifi, Inc.(1)	471,834	1,863,744
		12,210,366
Total Consumer Discretionary		42,945,166

Consumer Staples - 6.7%
Food Products - 2.0%
Imperial Sugar Co.	198,909	$2,100,479
Omega Protein Corp.(1)	283,206	1,254,603
		3,355,082

Personal Products - 0.1%
Parlux Fragrances, Inc.(1)	67,732	122,595

Tobacco - 4.6%
Alliance One International, Inc.(1)	1,870,118	7,798,392
Total Consumer Staples		11,276,069

Energy - 14.0%
Energy Equipment & Services - 7.0%
Ensco plc ADR	96,004	3,590,550
GulfMark Offshore, Inc. Class A(1)	88,106	2,303,091
Hornbeck Offshore Services, Inc.(1)	222,566	3,400,808
Leader Energy Services Ltd.(1)(3)	175,433	35,007
Mitcham Industries, Inc.(1)	160,855	1,000,518
Patterson-UTI Energy, Inc.	98,100	1,376,343
		11,706,317

Oil, Gas & Consumable Fuels - 7.0%
Adams Resources & Energy, Inc.	18,795	319,515
ATP Oil & Gas Corp.(1)	309,800	3,296,272
CVR Energy, Inc.(1)	281,233	2,126,121
Endeavour International Corp.(1)	405,202	555,127
Energy Partners Ltd.(1)	185,061	2,350,275
International Coal Group, Inc.(1)	27,100	117,343
Magnum Hunter Resources, Inc.(1)	152,366	738,975
Tesoro Corp.	81,087	948,718
Western Refining, Inc.(1)	267,400	1,406,524
		11,858,870
Total Energy		23,565,187

Financials - 30.1%
Capital Markets - 1.2%
BKF Capital Group, Inc.(1)	331,200	304,704
FBR Capital Markets Corp.(1)	98,556	399,152
SWS Group, Inc.	135,857	1,364,004
		2,067,860

Commercial Banks - 0.0%
Citizens Bancshares Corp.	3,024	13,079

Diversified Financial Services - 5.0%
California First National Bancorp.	375,975	4,767,363
Marlin Business Services Corp.(1)	218,624	2,470,451
Medallion Financial Corp.	158,567	1,165,467
		8,403,281

Insurance - 11.5%
Aspen Insurance Holdings Ltd.	136,400	3,445,464
Old Republic International Corp.	94,000	1,302,840
Penn Millers Holding Corp.(1)	169,466	2,533,517
PMA Capital Corp. Class A(1)	967,024	6,537,082
Tower Group, Inc.	131,077	2,871,897

White Mountains Insurance Group Ltd.	8,300	$2,712,440
		19,403,240

Real Estate Investment Trusts - 8.8%
Arlington Asset Investment Corp. Class A	130,324	2,476,156
Brandywine Realty Trust	246,708	2,859,346
BRT Realty Trust(1)	495,577	3,008,152
Care Investment Trust, Inc.	257,318	2,238,667
DiamondRock Hospitality Co.(1)	77,468	708,058
HRPT Properties Trust	473,251	3,175,514
Huntingdon Real Estate Investment Trust(1)(3)	42,222	218,652
Vestin Realty Mortgage I, Inc.(1)	26,809	35,388
		14,719,933

Real Estate Management & Development - 0.4%
Thomas Properties Group, Inc.	158,437	654,345

Thrifts & Mortgage Finance - 3.2%
B of I Holding, Inc.(1)	326,655	5,223,214
First Federal of Northern Michigan Bancorp, Inc.(1)	35,640	69,676
		5,292,890
Total Financials		50,554,628

Industrials - 9.4%
Aerospace & Defense - 2.4%
Allied Defense Group, Inc.(1)	386,859	1,245,686
Sparton Corp.(1)	100,473	520,450
Sypris Solutions, Inc.(1)	496,874	2,201,152
		3,967,288

Air Freight & Logistics - 0.1%
Dart Group plc(3)	127,500	96,802

Airlines - 0.0%
MAIR Holdings, Inc.(1)(2)(4)	1,360,922	—

Construction & Engineering - 0.3%
Integrated Electrical Services, Inc.(1)	112,101	558,263

Machinery - 5.7%
Hardinge, Inc.	272,597	2,567,864
Tecumseh Products Co., Class A(1)(2)	146,011	1,908,364
Tecumseh Products Co., Class B(1)(2)	398,565	5,089,675
		9,565,903

Marine - 0.4%
Ultrapetrol (Bahamas) Ltd.(1)	122,617	643,739

Road & Rail - 0.4%
Covenant Transportation Group, Inc. Class A(1)	109,272	751,791

Trading Companies & Distributors - 0.1%
Huttig Building Products, Inc.(1)	90,033	139,551
Total Industrials		15,723,337

Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.7%
Frequency Electronics, Inc.(1)	211,190	1,115,083

Semiconductors & Semiconductor Equipment - 0.6%
ChipMOS TECHNOLOGIES (Bermuda) Ltd.(1)	662,600	1,093,290
Total Information Technology		2,208,373

Materials - 8.2%
Chemicals - 1.8%
American Pacific Corp.(1)(2)	534,150	$2,969,874

Containers & Packaging - 0.5%
Mod-Pac Corp.(1)(2)	159,725	797,028

Metals & Mining - 5.2%
Amerigo Resources Ltd.(1)	1,971,600	1,386,339
Horsehead Holding Corp.(1)	609,149	6,353,424
Mercator Minerals Ltd.(1)	9,500	15,617
Universal Stainless & Alloy Products, Inc.(1)	49,909	1,028,624
Yamana Gold, Inc.	3,289	35,390
		8,819,394

Paper & Forest Products - 0.7%
Canfor Corp.(1)	70,100	662,766
Mercer International, Inc.(1)	121,669	596,178
		1,258,944
Total Materials		13,845,240

Telecommunication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Integrated Telecom Express, Inc.(1)(4)	308,300	3,083

Utilities - 2.4%
Independent Power Producers & Energy Traders - 2.4%
Mirant Corp.(1)	327,017	4,061,551

Total Common Stock
(Cost $187,930,902)		164,182,634

Investment Companies - 0.6%
Canfor Pulp Income Fund(3)	77,349	1,081,151

Total Investment Companies
(Cost $311,382)		1,081,151

Preferred Stocks - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
ATP Oil & Gas Corp.(5)	10,600	784,400

Total Preferred Stocks
(Cost $1,094,550)		784,400

Short-Term Investments - 1.9%
UMB Bank Money Market Fiduciary, 0.030%(6)	$3,185,211	3,185,211

Total Short-Term Investments
(Cost $3,185,211)		3,185,211

Total Investments - 100.6%
(Cost $192,522,045)(7)		169,233,396

Liabilities less other assets - (0.6)%		(981,505)

Net Assets -100.0%		$168,251,891

__________________
(1) Non-income producing securities.
(2) Affiliated Company - The fund is owner of more than 5% of the outstanding voting securities.  See Notes to the Schedule of Portfolio Investments for additional information on Investments in Affiliated Companies.
(3) Foreign security denominated in U.S. Dollars
(4) Company is in liquidation and security is being fair valued according to policies and procedures approved by the Aegis Value Fund board of directors.
(5) 144A – Represents a security sold under Rule 144A which is exempt from registration and may be resold to qualified institutional buyers under provisions of Rule 144A under the Securities Act of 1933, as amended.
(6) Variable rate security; the rate shown is the 7-day effective yield as of May 31, 2010.
(7) At May 31, 2010, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

Cost of Investments		$192,676,724
Gross unrealized appreciation		$28,565,888
Gross unrealized depreciation	<52,009,216		>
Net unrealized depreciation on investments	$	<23,443,328	>

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Additional information on Investments in Affiliated Companies.

Transactions during the period with companies which are or were affiliates are as follows:

	Value Beginning of Period	Purchases	Sales Proceeds	Realized Gain/Loss	Unrealized Appreciation/ Depreciation	Dividends Credited to Income	Value End of Period
Allied Defense Group, Inc.*	$3,589,546	$-	$2,354,995	$(1,849,411)	$(914,910)	$-	$1,245,686
American Pacific Corp.	4,364,005	-	-	-	(1,451,639)	-	2,969,874
B of I Holding, Inc.*	3,197,055	-	1,462,356	831,903	3,147,497	-	5,223,214
Bassett Furniture Industries, Inc.	5,281,279	-	14,654	(25,975)	(6,306,856)	-	5,547,629
Coachmen Industries, Inc.	977,540	-	-	-	(3,892,543)	-	680,205
Delta Apparel, Inc.	4,576,461	-	297,585	217,314	5,783,824	-	8,961,521
Duckwall-ALCO Stores, Inc.	3,887,077	-	-	-	1,952,807	-	4,075,952
MAIR Holdings, Inc.	-	-	-	-	(4,377,267)	-	-
Mod-Pac Corp.	394,521	-	-	-	(876,390)	-	797,028
Tandy Brands Accessories, Inc.	898,017	12,702	-	-	(2,544,487)	-	1,385,101
Tecumseh Products Co., Class A **	917,905	586,601	-	-	291,810	-	1,908,364
Tecumseh Products Co., Class B	4,407,218	759,997	666,639	(142,742)	(376,626)	-	5,089,675
Total	$32,490,624	$1,359,300	$4,796,229	$(968,911)	$(9,564,780)	$-	$37,884,249

* No longer affiliated as of May 31, 2010.
** Class A shares of Tecumseh Products Co. did not reflect affiliated status as of August 31, 2009 or May 31, 2010.
Holdings in Class B shares represent more than 5% of the outstanding shares of that class, and more than 5% of the voting control of the company, therefore Tecumseh Products Co. remains an affiliated company of Aegis Value Fund.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Fair Value Measurements and Disclosures effective for financial statements issued for interim and annual periods beginning after November 15, 2007. Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (GAAP) and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The Fund adopted Fair Value Measurements and Disclosures on September 1, 2008.

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$ 42,945,166	$ -	$ -	$ 42,945,166
Consumer Staples	11,276,069	-	-	11,276,069
Energy	23,565,187	-	-	23,565,187
Financials	50,554,628	-	-	50,554,628
Industrials	15,723,337	-	-	15,723,337
Information Technology	2,208,373	-	-	2,208,373
Materials	13,845,240	-	-	13,845,240
Telecommunication Services	-	-	3,083	3,083
Utilities	4,061,551	-	-	4,061,551
Investment Companies	1,081,151	-	-	1,081,151
Preferred Stock
Energy	784,400	-	-	784,400
Short-Term Investments	-	3,185,211	-	3,185,211
Total	$ 166,045,102	$ 3,185,211	$ 3,083	$ 169,233,396

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment in Securities
Beginning balance 9/1/09	$ 3,083
Realized gain/loss	-
Changes in unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers in/out of Level 3	-
Ending balance 5/31/10	$ 3,083

ITEM 2.  CONTROLS AND PROCEDURES.

(a)The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aegis Value Fund, Inc.

By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, President

Date:  July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, President

Date:  July 27, 2010

By (Signature and Title) /s/Sarah Q. Zhang
Sarah Q. Zhang, Treasurer

Date:  July 27, 2010